T. ROWE PRICE Blue Chip Growth Portfolio
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION
SERVICES 12.9%
Entertainment 1.9%
Netflix (1) 53,487 18,478
Sea, ADR (1) 87,449 7,569
Walt Disney (1) 52,343 5,241
31,288
Interactive Media & Services 9.9%
Alphabet, Class A (1) 159,999 16,597
Alphabet, Class C (1) 920,171 95,698
Meta Platforms, Class A (1) 208,371 44,162
Tencent Holdings (HKD) (2) 153,300 7,491
163,948
Wireless Telecommunication
Services 1.1%
T-Mobile U.S. (1) 128,542 18,618
18,618
Total Communication Services 213,854
CONSUMER
DISCRETIONARY 14.1%
Automobiles 2.5%
Tesla (1) 199,795 41,449
41,449
Broadline Retail 6.6%
Amazon.com (1) 1,068,990 110,416
110,416
Hotels, Restaurants & Leisure 2.2%
Booking Holdings (1) 5,635 14,946
Chipotle Mexican Grill (1) 9,683 16,542
DoorDash, Class A (1) 63,120 4,012
Meituan, Class B (HKD) (1) 15,330 278
35,778
Specialty Retail 1.3%
Ross Stores  170,421 18,087
TJX  43,160 3,382
21,469
Textiles, Apparel & Luxury
Goods 1.5%
Lululemon Athletica (1) 27,132 9,881
NIKE, Class B  119,985 14,715
24,596
Total Consumer Discretionary 233,708
CONSUMER STAPLES 0.9%
Consumer Staples Distribution &
Retail 0.9%
Dollar General  71,535 15,055
Total Consumer Staples 15,055
FINANCIALS 11.7%
Capital Markets 2.4%
Charles Schwab  177,709 9,308
Goldman Sachs Group  21,399 7,000
Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley  114,400 10,044
MSCI  6,135 3,434
S&P Global  30,432 10,492
40,278
Financial Services 7.5%
Adyen (EUR) (1) 4,203 6,697
Affirm Holdings (1)(2) 90,123 1,016
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $2,803 (1)(3)(4) 735,429 1,493
Block, Class A (1) 49,393 3,391
Fiserv (1) 34,900 3,945
Mastercard, Class A  133,100 48,370
Visa, Class A  268,453 60,525
125,437
Insurance 1.8%
Chubb  92,083 17,881
Marsh & McLennan  77,368 12,885
30,766
Total Financials 196,481
HEALTH CARE 13.8%
Health Care Equipment &
Supplies 2.7%
Align Technology (1) 7,259 2,426
Intuitive Surgical (1) 99,985 25,543
Stryker  49,827 14,224
Teleflex  11,108 2,814
45,007
Health Care Providers &
Services 5.5%
Elevance Health  19,533 8,982
Humana  32,267 15,664
UnitedHealth Group  139,828 66,081
90,727
Health Care Technology 0.3%
Veeva Systems, Class A (1) 23,362 4,294
4,294
Life Sciences Tools & Services 2.2%
Danaher  77,426 19,515
Thermo Fisher Scientific  30,484 17,570
37,085
Pharmaceuticals 3.1%
AstraZeneca, ADR  93,691 6,503
Eli Lilly  98,020 33,662
Zoetis  66,994 11,151
51,316
Total Health Care 228,429
INDUSTRIALS & BUSINESS
SERVICES 2.2%
Aerospace & Defense 0.2%
TransDigm Group  5,300 3,906
3,906

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies 0.2%
Cintas  7,525 3,482
3,482
Ground Transportation 0.4%
Old Dominion Freight Line  20,749 7,072
7,072
Industrial Conglomerates 1.3%
General Electric  91,587 8,756
Roper Technologies  28,472 12,547
21,303
Professional Services 0.1%
TransUnion  23,394 1,454
1,454
Total Industrials & Business Services 37,217
INFORMATION
TECHNOLOGY 42.8%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  27,747 3,639
3,639
IT Services 1.3%
MongoDB (1) 35,371 8,246
Shopify, Class A (1) 189,690 9,094
Snowflake, Class A (1) 23,373 3,606
20,946
Semiconductors & Semiconductor
Equipment 9.8%
Advanced Micro Devices (1) 202,037 19,802
ASML Holding  38,463 26,182
Lam Research  6,014 3,188
Marvell Technology  138,526 5,998
Monolithic Power Systems  23,687 11,856
NVIDIA  277,855 77,180
Taiwan Semiconductor Manufacturing,
ADR  67,696 6,297
Texas Instruments  62,772 11,676
162,179
Software 20.5%
Atlassian, Class A (1) 47,307 8,098
BILL Holdings (1) 56,134 4,555
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(3)(4) 1,441 795
Confluent, Class A (1) 81,558 1,963
Crowdstrike Holdings, Class A (1) 20,110 2,760
Datadog, Class A (1) 38,825 2,821
Fortinet (1) 27,265 1,812
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(3)(4) 27,971 527
Intuit  60,569 27,003
Microsoft  784,075 226,049
Paycom Software (1) 5,884 1,789
ServiceNow (1) 85,807 39,876
Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 56,431 21,796
339,844
Technology Hardware, Storage &
Peripherals 11.0%
Apple  1,112,514 183,454
183,454
Total Information Technology 710,062
MATERIALS 1.2%
Chemicals 1.2%
Linde  29,967 10,651
Sherwin-Williams  39,212 8,814
Total Materials 19,465
Total Common Stocks (Cost
$834,286) 1,654,271
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)(3)
(4) 92 51
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(3)(4) 10 5
Databricks, Series G, Acquisition Date:
2/1/21, Cost $742 (1)(3)(4) 12,546 753
Databricks, Series H, Acquisition Date:
8/31/21, Cost $2,305 (1)(3)(4) 31,368 1,882
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(3)(4) 37,063 698
Total Information Technology 3,389
Total Convertible Preferred Stocks
(Cost $4,347) 3,389
CORPORATE BONDS 0.1%
Carvana, 10.25%, 5/1/30 (5) 4,175,000 2,380
Total Corporate Bonds (Cost $4,175) 2,380
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 4.82% (6)(7) 3,678,517 3,679
Total Short-Term Investments (Cost
$3,679) 3,679

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 4.82% (6)(7) 129,750 130
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 130
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 4.82% (6)(7) 837,533 837
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 837
Total Securities Lending Collateral
(Cost $967) 967
Total Investments in
Securities 100.2%
(Cost $847,454) $ 1,664,686
Other Assets Less Liabilities (0.2)% (4,025)
Net Assets 100.0% $ 1,660,661
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,204 and represents 0.4% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,380 and represents
0.1% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 48++
Totals $ —# $ — $ 48+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 15,568  ¤  ¤ $ 4,646
Total $ 4,646^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $48 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,646.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Blue Chip Growth Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,636,990 $ 14,466 $ 2,815 $ 1,654,271
Convertible Preferred Stocks — — 3,389 3,389
Corporate Bonds — 2,380 — 2,380
Short-Term Investments 3,679 — — 3,679
Securities Lending Collateral 967 — — 967
Total $ 1,641,636 $ 16,846 $ 6,204 $ 1,664,686

T. ROWE PRICE Blue Chip Growth Portfolio

government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E307-054Q1 03/23